Operating Leases	12 Months Ended
Dec. 31, 2013
Operating Leases [Abstract]
Operating Leases

14. Operating Leases

The Company maintains noncancellable operating leases for office space.  The Company recognizes expense on a straight-line basis over the relative life of each lease.  Rent expense for the years ended December 31, 2013 and 2012, was $0.3 million and $0.2 million, respectively, included in selling, general, and administrative on the consolidated statement of operations.

Future minimum lease payments as of December 31, 2013 (in thousands):

2014	$328
2015	238
2016	52
$618